Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail)				12 Months Ended
	Aug. 21, 2020	Jun. 20, 2020	Jun. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [Line Items]
Borrowings, maturity	one year	four years	four years
Fixed deposits [member]
Cash and cash equivalents [Line Items]
Borrowings, maturity				90 days or less	90 days or less
Certificate of Deposit [member]
Cash and cash equivalents [Line Items]
Borrowings, maturity				90 days or less	90 days or less